Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 11, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 07, 2021
Class of Warrant or Right [Line Items]
Number of securities called by warrant (in shares)	1
Exercise price (usd per shares)		$ 11.5	$ 11.5	$ 11.5
Fair value of derivative liability				$ 11,371
Derivative loss			$ (33,456)
Minimum
Class of Warrant or Right [Line Items]
Minimum strike price (usd per share)	$ 18
Public Warrants
Class of Warrant or Right [Line Items]
Number of securities called by warrant (in shares)	1	11,959,939	11,959,939
Exercise price (usd per shares)	$ 11.5
Class of warrant or right, redemption price (usd per share)	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Warrants redemption covenant threshold trading period	20 days
Warrants redemption covenant threshold consecutive trading period	30 days
Warrants issued (in shares)		11,959,939	11,959,939
Private warrants
Class of Warrant or Right [Line Items]
Number of securities called by warrant (in shares)		366,533	366,533
Warrants issued (in shares)		366,533	366,533
Fair value of derivative liability		$ 337	$ 319	$ 422
Derivative loss		$ 18	$ 103